Leases - Schedule of Other Cash Flow Information related to Operating Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Cash paid for amounts included in the measurement of lease liabilities
Operating lease cash payments	$ 294,430	$ 247,862	$ 229,203
Right-of-use assets obtained in exchange for lease liabilities
New operating leases	$ 655,991	$ 305,882	$ 271,096